Costs And Expenses by nature - Summary of impairment of accounts receivable (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	S/ 32,219	S/ 8,183	S/ 65,076
Trade receivables [member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	19,772	955	3,065
Other accounts receivable [member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	12,318	5,704	44,252
Trade receivables and due from related parties [member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	S/ 129	S/ 1,524	S/ 17,759